Property and Equipment	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7 – Property and Equipment

Property and equipment, net consisted of the following:

	October 31,	July 31,
	2019	2019
Computers and technological assets	$163,168	$163,168
Machinery and equipment	500,576	386,929
Furniture and fixtures	89,123	73,227
Leasehold Improvements	16,596	16,596
	769,463	639,920
Less accumulated depreciation	(237,575)	(139,927)
	$531,888	$499,993

Depreciation expense related to property and equipment for the three months ended October 31, 2019 and October 31, 2018 was $48,847 and $25,664, respectively.

Note 5 – Property and Equipment

Property and equipment, net consisted of the following:

	July 31,	July 31,
	2019	2018
Computers and technological assets	$163,168	$11,365
Machinery and equipment	386,929	—
Furniture and fixtures	73,227	19,879
Leasehold Improvements	16,596	21,501
	639,920	52,745
Less accumulated depreciation	(132,927)	(21,209)
	$499,993	$31,536

Depreciation expense related to property and equipment amounted to $170,605 and $21,782 for the years ended July 31, 2019 and 2018, respectively.

For the year ended July 31, 2019, the Company had $292,681 of disposals and $11,208 of impairment of long-lived assets. The $292,681 of disposals pertains to Veneto and was mostly the result of their shift in business operations during March 2019 described in Notes 1 and 2. The $11,208 impairment of long-lived assets pertains to Grainland Pharmacies Holdings, LLC which ceased to operate – see Note 13.